Commitments and contingencies (Details) - Schedule of commitments and contingencies $ in Thousands	Dec. 31, 2019 CAD ($)
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	$ 10,156
Mineral interests [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	9,715
Flow-through share expenditures [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	441
2020 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	1,267
2020 [Member] | Mineral interests [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	826
2020 [Member] | Flow-through share expenditures [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	441
2021-22 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	1,992
2021-22 [Member] | Mineral interests [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	1,992
2023-24 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	3,372
2023-24 [Member] | Mineral interests [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	3,372
2025-26 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	3,525
2025-26 [Member] | Mineral interests [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	$ 3,525